UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:    Contour Asset Management LLC
Address: 99 Park Avenue Suite 1810
         NY, NY 10016


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Merriman
Title: Chief Financial Officer and Chief Compliance Officer
Phone: 646 553 2492

Signature, Place, and Date of Signing:

/s/   William Merriman	 	New York, NY		Feb 13 2012
	[Signature]		[City, State]		[Date]


Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Fourth quarter 12/31/2011

Form 13F Information Table Entry Total:  	58

Form 13F Information Table Value Total: 	1,240,256
					 	(thousands)

List of Other Included Managers: 		NONE

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



FORM 13F INFORMATION TABLE


Column 			Column 			Column 		Column 			Column 			Column	Column	Column
1			2			3		4			5			6	7	8
-------------------	---------------		---------	-------		----------------------------	------	------	--------------
NAME			TITLE							SHS
OF			OF					VALUE		OR PRN		SH/	PUT/	INVST	OTR	VTNG AUTHRTY
ISSUER			CLS			CUSIP		x$1000		AMT		PRN	CALL	DSCRTN	MGRS	SOLE 	SHRD NONE
-------------------	---------------		---------	-------		------		----	----	------	------	---- 	---- ----
APPLE INC		COM			037833100	121,500 	300,000		SH	CALL	SOLE	NONE	SOLE
APPLE INC		COM			037833100	56,700 		140,000		SH	CALL	SOLE	NONE	SOLE
ABOVENET INC		COM			00374N107	 3,251 		50,000		SH		SOLE	NONE	SOLE
ACME PACKET INC		COM			004764106	 6,182 		200,000		SH		SOLE	NONE	SOLE
ASPEN TECHNLGY INC	COM			045327103	38,604 		2,225,000	SH		SOLE	NONE	SOLE
AUTODESK INC		COM			052769106	33,363 		1,100,000	SH		SOLE	NONE	SOLE
BLUE COAT SYSMS INC 	COM NEW			09534T508	33,085 		1,300,000	SH		SOLE	NONE	SOLE
BROADSOFT INC		COM			11133B409	 1,510 		50,000		SH		SOLE	NONE	SOLE
CITRIX SYS INC		COM			177376100	21,252 		350,000		SH		SOLE	NONE	SOLE
COGENT COMM GRP INC	COM			19239V302	 5,320 		315,000		SH		SOLE	NONE	SOLE
COINSTAR INC		COM			19259P300	14,377 		315,000		SH		SOLE	NONE	SOLE
COINSTAR INC		COM			19259P300	15,974 		350,000		SH	PUT	SOLE	NONE	SOLE
COMCAST CORP NEW 	CL A			20030N101	 2,845 		120,000		SH		SOLE	NONE	SOLE
CONSTANT CONTCT INC	COM			210313102	12,185 		525,000		SH		SOLE	NONE	SOLE
CORNING INC		COM			219350105	25,960 		2,000,000	SH	CALL	SOLE	NONE	SOLE
DIGITAL RIV INC		COM			25388B104	 3,605 		240,000		SH		SOLE	NONE	SOLE
DIRECT TV		COM			25459L106	42,760 		1,000,000	SH	PUT	SOLE	NONE	SOLE
EBAY INC		COM		 	278642103	21,231 		700,000		SH	PUT	SOLE	NONE	SOLE
EBAY INC		COM			278642103	45,495 		1,500,000	SH		SOLE	NONE	SOLE
E M C CORP MASS		COM			268648102	 2,154 		100,000		SH		SOLE	NONE	SOLE
GOOGLE INC		COM			38259P508	54,256 		84,000		SH		SOLE	NONE	SOLE
HEXCEL CORP NEW		COM			428291108	 2,421 		100,000		SH		SOLE	NONE	SOLE
INTUIT 			COM			461202103	24,980 		475,000		SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM			46612J507	15,660 		1,500,000	SH		SOLE	NONE	SOLE
JDS UNIPHASE CORP	COM			46612J507	 4,698 		450,000		SH	PUT	SOLE	NONE	SOLE
JUNIPER NETWORKS INC 	COM			48203R104	   867 		42,500		SH		SOLE	NONE	SOLE
LEXMARK INTL NEW	CL A			529771107	26,456 		800,000		SH		SOLE	NONE	SOLE
LINKEDIN CORP		CL A			53578A108	35,601 		565,000		SH		SOLE	NONE	SOLE
LIONS GTE ENTMNT CORP	COM NEW			535919203	 2,912 		350,000		SH		SOLE	NONE	SOLE
LIONS GTE ENTMNT CORP	COM NEW			535919203	   832 		100,000		SH	CALL	SOLE	NONE	SOLE
MASTERCARD INC		CL A			57636Q104	46,603 		125,000		SH		SOLE	NONE	SOLE
MELLANOX TECH LTD	COM		 	M51363113	10,722 		330,000		SH		SOLE	NONE	SOLE
MICROSTRATEGY INC	COM			594972408	23,830 		220,000		SH		SOLE	NONE	SOLE
NETFLIX INC		COM			64110L106	 3,465 		50,000		SH	PUT	SOLE	NONE	SOLE
NIELSEN HOLDINGS N V	COM			N63218106	21,377 		720,000		SH		SOLE	NONE	SOLE
ORACLE CORP		COM			68389X105	21,161 		825,000		SH		SOLE	NONE	SOLE
PARAMETRIC TECH CORP	COM NEW			699173209	30,129 		1,650,000	SH		SOLE	NONE	SOLE
PLANTRONICS INC NEW	COM			727493108	17,820 		500,000		SH		SOLE	NONE	SOLE
QUALCOMM INC		COM			747525103	 8,205 		150,000		SH		SOLE	NONE	SOLE
RACKSPACE HOSTNG INC	COM			750086100	27,957 		650,000		SH		SOLE	NONE	SOLE
RACKSPACE HOSTNG INC	COM			750086100	21,505 		500,000		SH	PUT	SOLE	NONE	SOLE
REALD INC		COM			75604L105	   635 		80,000		SH		SOLE	NONE	SOLE
RED HAT INC		COM			756577102	21,677 		525,000		SH		SOLE	NONE	SOLE
RIGHTNOW TECH INC 	COM			76657R106	29,911 		700,000		SH		SOLE	NONE	SOLE
SANDISK CORP		COM			80004C101	63,481 		1,290,000	SH		SOLE	NONE	SOLE
SANDISK CORP		COM			80004C101	22,145 		450,000		SH	PUT	SOLE	NONE	SOLE
SEAGATE TECHNOLOGY 	COM			G7945M107	16,400 		1,000,000	SH		SOLE	NONE	SOLE
SEAGATE TECHNOLOGY	COM			G7945M107	11,480		700,000		SH	CALL	SOLE	NONE	SOLE
SONUS NETWORKS INC	COM			835916107	 9,792 		4,080,000	SH		SOLE	NONE	SOLE
TK-TWO INTRACTV SFTWR	COM			874054109	27,100 		2,000,000	SH		SOLE	NONE	SOLE
TALEO CORP		CL A			87424N104	30,952 		800,000		SH		SOLE	NONE	SOLE
TEKELEC 		COM			879101103	 9,837 		900,000		SH		SOLE	NONE	SOLE
TIME WARNER CABLE INC	COM			88732J207	15,575 		245,000		SH		SOLE	NONE	SOLE
TIME WARNER ORD INC	COM NEW			887317303	 7,589 		210,000		SH		SOLE	NONE	SOLE
TRIPADVISOR INC		COM			896945201	 3,959 		157,048		SH		SOLE	NONE	SOLE
VISA INC		COM CL A		92826C839	22,844 		225,000		SH		SOLE	NONE	SOLE
WESTERN DIGITAL CORP	COM			958102105	18,570 		600,000		SH	PUT	SOLE	NONE	SOLE
WESTERN DIGITAL CORP	COM			958102105	19,499 		630,000		SH		SOLE	NONE	SOLE
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